Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
121,083	Vanguard Value ETF	$12,654,384	9 .9

	Total Exchange-Traded Funds
	(Cost $12,987,406)	12,654,384	9 .9

MUTUAL FUNDS: 89.0%
	Affiliated Investment Companies: 89.0%
973,958	Voya High Yield Bond Fund - Class R6	7,528,693	5 .9
1,276,425	Voya Intermediate Bond Fund - Class R6	13,683,276	10 .7
113,205	Voya Large-Cap Growth Fund - Class R6	6,334,942	5 .0
329,773	Voya MidCap Opportunities Portfolio - Class I	5,071,914	4 .0
490,256	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,324,298	5 .0
988,782	Voya Multi-Manager International Equity Fund - Class I	11,390,770	8 .9
539,033	Voya Multi-Manager International Factors Fund - Class I	5,018,393	3 .9
614,912	Voya Multi-Manager Mid Cap Value Fund - Class I	5,066,873	4 .0
265,685	Voya Small Company Portfolio - Class I	3,767,410	2 .9
254,329	Voya Strategic Income Opportunities Fund - Class R6	2,497,509	2 .0
2,725,540	Voya U.S. Stock Index Portfolio - Class I	46,770,267	36 .7

	Total Mutual Funds
	(Cost $100,598,007)	113,454,345	89 .0

	Total Investments in Securities (Cost $113,585,413)	$126,108,729	98 .9
	Assets in Excess of Other Liabilities	1,437,362	1 .1
	Net Assets	$127,546,091	100 .0

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,654,384	$–	$–	$12,654,384
Mutual Funds	$113,454,345	$–	$–	$113,454,345
Total Investments, at fair value	$126,108,729	$–	$–	$126,108,729
Other Financial Instruments+
Futures	131,958	–	–	131,958
Total Assets	$126,240,687	$–	$–	$126,240,687
Liabilities Table
Other Financial Instruments+
Futures	$(130,031)	$–	$–	$(130,031)
Total Liabilities	$(130,031)	$–	$–	$(130,031)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Floating Rate Fund - Class I	$3,987,989	$267,634	$(4,351,745)	$96,122	$-	$60,713	$(563,948)	$-
Voya High Yield Bond Fund - Class R6	2,664,934	5,377,132	(796,631)	283,258	7,528,693	219,424	(27,279)	-
Voya Index Plus LargeCap Portfolio - Class I	5,355,431	154,385	(4,397,848)	(1,111,968)	-	-	404,250	-
Voya Intermediate Bond Fund - Class R6	10,427,029	6,206,222	(3,360,410)	410,435	13,683,276	317,895	35,172	-
Voya Large Cap Value Portfolio - Class I	3,331,737	650,260	(2,764,264)	(1,217,733)	-	-	724,045	-
Voya Large-Cap Growth Fund - Class R6	6,702,502	390,393	(1,619,079)	861,126	6,334,942	-	(14,145)	-
Voya Limited Maturity Bond Portfolio - Class I	2,613,625	34,760	(2,616,923)	(31,462)	-	15,345	3,887	-
Voya MidCap Opportunities Portfolio - Class I	5,283,698	398,186	(1,129,954)	519,984	5,071,914	6,195	(48,717)	263,464
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,844,207	618,603	(1,270,977)	132,465	6,324,298	-	(136,062)	-
Voya Multi-Manager International Equity Fund - Class I	16,223,124	1,003,950	(5,354,331)	(481,973)	11,390,770	-	(703,228)	-
Voya Multi-Manager International Factors Fund - Class I	-	4,626,477	(378,925)	770,841	5,018,393	-	22,270	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,312,320	1,016,036	(714,216)	(547,267)	5,066,873	-	(217,360)	-
Voya Small Company Portfolio - Class I	3,999,699	1,163,457	(854,747)	(540,999)	3,767,410	22,711	(58,261)	67,801
Voya Strategic Income Opportunities Fund - Class R6	2,629,538	451,090	(488,381)	(94,738)	2,497,509	74,158	(12,969)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	9,983,929	456,389	(9,865,268)	(575,050)	-	70,835	(888,678)	-
Voya U.S. Stock Index Portfolio - Class I	23,533,702	25,376,654	(5,144,448)	3,004,359	46,770,267	119,107	(44,998)	1,747,967
	$108,893,464	$48,191,628	$(45,108,147)	$1,477,400	$113,454,345	$906,383	$(1,526,021)	$2,079,232

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	85	12/18/20	$6,393,700	$(114,831)
S&P 500® E-Mini	11	12/18/20	1,843,600	(11,158)
			$8,237,300	$(125,989)
Short Contracts:
Mini MSCI EAFE Index	(41)	12/18/20	(3,799,060)	116,861
Mini MSCI Emerging Markets Index	(12)	12/18/20	(653,100)	15,097
U.S. Treasury 10-Year Note	(27)	12/21/20	(3,767,344)	(4,042)
			$(8,219,504)	$127,916

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $115,248,705.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,415,898
Gross Unrealized Depreciation	(2,553,947)
Net Unrealized Appreciation	$10,861,951